TAXES - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	28.30%	25.00%	24.60%
Deferred tax liability (asset)	€ 2,107	€ 2,176	€ 2,120
Deferred tax assets	27	27
Deferred tax liabilities	2,134	2,203
Unrecognised deferred tax assets	463	€ 493	€ 544
Operating loss carryforward	6
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized	139
Tax provisions for audit	136
Capitalized Assets Expensed For Tax Related Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	39
Liability Related To Purchase Accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22
Between 2021 and 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	4
Nineteen years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	€ 10